STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2023
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 7. STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2023 and 2022, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of Common Stock with a par value of $0.0001 per share. Holders of the Company’s Common Stock are entitled to one vote for each share. At December 31, 2023 and 2022, there were 10,081,634 and 25,156,250 shares of Common Stock issued and outstanding, including 5,050,384 and 20,125,000 shares of Common Stock subject to possible redemption which are presented as temporary equity, respectively.